Pensions and Post-Employment Benefits - Summary of Significant Assumptions Used in the Determination of the Benefit Obligation (Detail) - Defined Benefit Obligation [Member]	Dec. 31, 2022	Dec. 31, 2021
Mexico [member]
Disclosure of defined benefit plans [line items]
Discount rates	10.50%	9.25%
Rate of return on plan assets	10.50%	9.25%
Rate of salary increases	4.50%	4.50%
United States [member]
Disclosure of defined benefit plans [line items]
Discount rates	5.50%	2.90%
Rate of return on plan assets	5.50%	2.90%
United Kingdom [member]
Disclosure of defined benefit plans [line items]
Discount rates	5.00%	1.90%
Rate of return on plan assets	5.00%	1.90%
Rate of salary increases	3.25%	3.35%
Top of range [member] | Other countries [member]
Disclosure of defined benefit plans [line items]
Discount rates	13.00%	9.30%
Rate of return on plan assets	13.00%	9.30%
Rate of salary increases	7.30%	7.30%
Bottom of range [member] | Other countries [member]
Disclosure of defined benefit plans [line items]
Discount rates	3.60%	0.40%
Rate of return on plan assets	3.60%	0.40%
Rate of salary increases	2.50%	2.30%